Transactions with Related Parties, Vessel Disposals (Details) - USD ($) $ in Millions	Mar. 11, 2025	Mar. 06, 2025
M/V Magic Eclipse [Member]
Transactions with Related Parties [Abstract]
Sale price of vessel		$ 13.5
Entity Beneficially Owned by Family Member of Petros Panagiotidis [Member] | M/V Magic Eclipse [Member]
Transactions with Related Parties [Abstract]
Sale price of vessel		$ 13.5
Entity Beneficially Owned by Family Member of Petros Panagiotidis [Member] | M/V Magic Callisto [Member]
Transactions with Related Parties [Abstract]
Sale price of vessel	$ 14.5